Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2012	Dec. 31, 2012	Dec. 17, 2009
Commitments and Contingencies (Additional Textual) [Abstract]
Accrued estimated losses		0	0
Net loss for jury awards after insurance proceeds			275,000
Maximum [Member]
Commitments and Contingencies (Textual) [Abstract]
Remaining term of standby letters of credit			5 years
Minimum [Member]
Commitments and Contingencies (Textual) [Abstract]
Remaining term of standby letters of credit			1 month
Pending Litigation [Member]
Commitments and Contingencies (Textual) [Abstract]
Lawsuit filing date		November 18, 2010	December 17, 2009
Awarded in damages to the plaintiffs	630,000
Awarded in punitive damages				$ 200,000